Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2020
Land Use Rights Net [Abstract]
Summary of Land Use Rights, Net	The land use rights are summarized as follows:
As of December 31, 2020
RMB
Land use rights	63,618
Less: Accumulated amortization	(636)
Land use right, net	62,982